Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates and Errors [Abstract]
Disclosure of comparative information prepared under previous GAAP
Effects of transition to IFRS as of January 1, 2023, date of transition, are as follows (in thousands):

	Asset	Liability	Equity
US GAAP	$792,052	$165,826	$626,226
Adjustments:
Lease	(260)	—	(260)
Income tax	61	—	61
Adjustments total	(199)	—	(199)
IFRS	$791,853	$165,826	$626,027
Effects of transition to IFRS as of December 31, 2023, date of adoption, are as follows (in thousands):

	Asset	Liability	Equity
US GAAP	$803,344	$75,454	$727,890
Adjustments:
Lease	(58)	—	(58)
Income tax	13	—	13
Adjustments total	(45)	—	(45)
IFRS	$803,299	$75,454	$727,845
Effects to comprehensive income for the year ended December 31, 2023, date of adoption, are as follows (in thousands):

Comprehensive income
US GAAP	$101,550
Adjustments:
Lease	202
Income tax	(48)
Adjustments total	154
IFRS	$101,704

Disclosure of detailed information about intangible assets
A summary of the useful life applied to the Company’s intangible assets is as follows:

Trademarks	3 years, Indefinite
Customer relationships	4 years
Purchased technology	10 years
Development costs	3 years
Software	5 years

Disclosure of detailed information about property, plant and equipment	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Building	2-10 years
Property and equipment as of December 31, 2024 and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,370	(826)	544
Construction in Progress	481	—	481
Total	$2,197	$(1,172)	$1,025

	December 31, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,743	(1,299)	444
Total	$2,089	$(1,645)	$444

	January 1, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,585	(1,150)	436
Total	$1,931	$(1,496)	$436
Changes in property, plant, and equipment for the years ended December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$444	$—	$444
Acquisition	—	323	481	804
Disposal	—	(13)	—	(13)
Depreciation	—	(187)	—	(187)
Foreign exchange differences	—	(23)	—	(23)
Ending balance	$—	$544	$481	$1,025

	December 31, 2023
	Facilities	Office equipment	Total
Beginning balance	$—	$436	$436
Acquisition	—	179	179
Disposal	—	(8)	(8)
Acquisition in business combination	—	34	34
Depreciation	—	(195)	(195)
Foreign exchange differences	—	(2)	(2)
Ending balance	$—	$444	$444